Average Annual Total Returns		12 Months Ended	35 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(1.39%)
Build Bond Innovation ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.74%	3.35%
Performance Inception Date			Feb. 09, 2022
Build Bond Innovation ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.66%	1.84%
Build Bond Innovation ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.46%	1.88%

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors frequently use the index as a stand-in for measuring the performance of the U.S. bond market. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or taxes.